Columbia Variable Portfolio – Select Large Cap Value Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 6.0%
Diversified Telecommunication Services 3.4%
Verizon Communications, Inc.	1,776,798	78,090,272
Interactive Media & Services 2.6%
Alphabet, Inc., Class A	237,594	57,759,102
Total Communication Services		135,849,374
Consumer Discretionary 2.7%
Specialty Retail 2.7%
Lowe’s Companies, Inc.	242,473	60,935,890
Total Consumer Discretionary		60,935,890
Consumer Staples 5.5%
Beverages 3.1%
Constellation Brands, Inc., Class A	516,095	69,502,514
Tobacco 2.4%
Philip Morris International, Inc.	336,212	54,533,586
Total Consumer Staples		124,036,100
Energy 10.1%
Energy Equipment & Services 2.8%
TechnipFMC PLC	1,612,927	63,629,970
Oil, Gas & Consumable Fuels 7.3%
Chevron Corp.	327,118	50,798,154
Marathon Petroleum Corp.	244,639	47,151,721
Williams Companies, Inc. (The)	1,051,897	66,637,675
Total		164,587,550
Total Energy		228,217,520
Financials 19.6%
Banks 11.8%
Bank of America Corp.	1,273,376	65,693,468
Citigroup, Inc.	721,153	73,197,029
JPMorgan Chase & Co.	200,065	63,106,503
Wells Fargo & Co.	769,445	64,494,880
Total		266,491,880
Capital Markets 2.9%
Morgan Stanley	420,303	66,811,365
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.9%
American International Group, Inc.	740,122	58,129,182
MetLife, Inc.	642,159	52,894,637
Total		111,023,819
Total Financials		444,327,064
Health Care 13.1%
Health Care Providers & Services 10.7%
Centene Corp.(a)	1,282,858	45,772,373
Cigna Group (The)	218,931	63,106,861
CVS Health Corp.	929,576	70,080,735
Tenet Healthcare Corp.(a)	310,182	62,979,353
Total		241,939,322
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	1,206,991	54,435,294
Total Health Care		296,374,616
Industrials 12.3%
Aerospace & Defense 5.7%
Boeing Co. (The)(a)	308,997	66,690,822
RTX Corp.	378,981	63,414,891
Total		130,105,713
Ground Transportation 1.8%
CSX Corp.	1,139,352	40,458,390
Machinery 2.1%
Caterpillar, Inc.	97,686	46,610,875
Passenger Airlines 2.7%
Southwest Airlines Co.	1,925,530	61,443,662
Total Industrials		278,618,640
Information Technology 14.0%
Electronic Equipment, Instruments & Components 3.2%
Corning, Inc.	887,521	72,803,348
IT Services 3.3%
EPAM Systems, Inc.(a)	495,139	74,662,010

Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials, Inc.	438,281	89,733,652
QUALCOMM, Inc.	357,624	59,494,328
Total		149,227,980
Software 0.9%
Teradata Corp.(a)	903,834	19,441,469
Total Information Technology		316,134,807
Materials 5.3%
Metals & Mining 5.3%
Barrick Mining Corp.	1,466,624	48,061,269
Freeport-McMoRan, Inc.	1,857,978	72,869,897
Total		120,931,166
Total Materials		120,931,166
Real Estate 3.0%
Specialized REITs 3.0%
American Tower Corp.	357,814	68,814,788
Total Real Estate		68,814,788
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.3%
Electric Utilities 3.0%
PG&E Corp.	4,480,424	67,564,794
Independent Power and Renewable Electricity Producers 3.3%
AES Corp. (The)	5,646,113	74,302,847
Total Utilities		141,867,641
Total Common Stocks (Cost $1,753,375,759)		2,216,107,606

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	33,349,721	33,339,716
Total Money Market Funds (Cost $33,338,996)		33,339,716
Total Investments in Securities (Cost: $1,786,714,755)		2,249,447,322
Other Assets & Liabilities, Net		14,479,532
Net Assets		2,263,926,854
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	51,674,327	543,150,173	(561,485,504)	720	33,339,716	(4,454)	1,348,453	33,349,721
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7020_12_D01_(11/25)